Related-Party Transactions (Schedule Of Amounts Due To Founding Members) (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jan. 01, 2015
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	$ 4.4	$ 4.3	$ 2.8
Cost and other reimbursement	(0.8)	(1.2)	(0.8)
Distributions payable to founding members	8.8	32.4	32.9
Total amounts due to founding members	12.4	35.5	34.9
AMC [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	1.9	1.8	0.8
Cost and other reimbursement	(0.5)	(0.9)	(0.6)
Distributions payable to founding members	3.2	10.2	9.1
Total amounts due to founding members	4.6	11.1	9.3
Cinemark [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	1.0	1.0	0.8
Cost and other reimbursement	(0.3)	(0.3)	(0.2)
Distributions payable to founding members	2.8	10.9	11.6
Total amounts due to founding members	3.5	11.6	12.2
Regal [Member]
Related Party Transaction [Line Items]
Theatre access fees, net of beverage revenues	1.5	1.5	1.2
Distributions payable to founding members	2.8	11.3	12.2
Total amounts due to founding members	$ 4.3	$ 12.8	$ 13.4